Fees Summary	Sep. 30, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,120,000.00
Previously Paid Amount	0.00
Total Fee Amount	97.44
Total Offset Amount	$ 0.00
Narrative Disclosure
Net Fee	$ 97.44
Narrative - Max Aggregate Offering Price	$ 1,120,000.00
Final Prospectus	true